Amortized Cost and Fair Value of Available-for-Sale Securities and Held-to-Maturity Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale, Amortized Cost
Within one year	$ 0
One to five years	6,402
Five to ten years	14,794
After ten years	6,000
Available-for-sale Securities, Amortized Cost	27,196
Equity securities	4
Totals	27,200	34,329
Available-for-sale, Fair Value
Within one year	0
One to five years	6,418
Five to ten years	14,520
After ten years	5,600
Available-for-sale Securities, Fair Value	26,538
Equity securities	26
Totals	26,564	34,853
Held-to-maturity, Amortized Cost
Within one year	386
One to five years	569
Five to ten years	0
After ten years	0
Held-to-maturity Securities, Amortized Cost	955
Equity securities	0
Totals	955	2,768
Held-to-maturity, Fair Value
Within one year	399
One to five years	571
Five to ten years	0
After ten years	0
Held-to-maturity Securities, Fair Value	970
Equity securities	0
Totals	$ 970